Leases - Summary of Right-of-use Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 118	$ 39
Depreciation	(44)	(27)
Additions	72	106
Acquisition through business combination	35
Derecognition	(6)
Effects of movement in exchange rates	(4)
Ending balance	171	118
Amounts recognized in profit or loss
Interest on lease liabilities	13	5
Amounts recognized in statement of cash flows
Cash outflow for leases	35	24
Motor vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	6
Depreciation	(8)
Additions	37	6
Acquisition through business combination	0
Derecognition	0
Effects of movement in exchange rates	(2)
Ending balance	33	6
Property [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	112	39
Depreciation	(36)	(27)
Additions	35	100
Acquisition through business combination	35
Derecognition	(6)
Effects of movement in exchange rates	(2)
Ending balance	$ 138	$ 112